UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net premiums		$ 1,029	$ 1,516	$ 2,151	$ 3,047
Other policy revenue		200	200	379	312
Net investment income		1,470	1,118	2,883	1,692
Investment related gains (losses)		328	(114)	225	(70)
Net investment results from reinsurance funds withheld		10	182	17	406
Total revenues		3,037	2,902	5,655	5,387
Policyholder benefits and claims incurred		(1,079)	(1,515)	(2,186)	(2,929)
Interest sensitive contract benefits		(497)	(422)	(1,021)	(607)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired		(363)	(276)	(702)	(501)
Change in fair value of insurance-related derivatives and embedded derivatives		(131)	13	(331)	57
Change in fair value of market risk benefits		46	(168)	(315)	(199)
Other reinsurance expenses		(1)	(7)	(2)	(14)
Operating expenses		(323)	(461)	(705)	(694)
Interest expense		(82)	(95)	(155)	(167)
Total benefits and expenses		(2,430)	(2,931)	(5,417)	(5,054)
Net income (loss) before income taxes		607	(29)	238	333
Income tax recovery (expense)		(91)	298	(4)	273
Net income		516	269	234	606
Attributable to:
Non-controlling interests		15	5	59	7
Net income		$ 516	$ 269	$ 234	$ 606
Net income per Class C share:
Net income per Class C share, Basic (in dollars per share)		$ 2.44	$ 1.95	$ 0.83	$ 4.85
Class A exchangeable and Class B shareholders
Attributable to:
Net income	[1]	$ 4	$ 3	$ 8	$ 6
Class C Shares
Attributable to:
Net income		$ 497	$ 261	$ 167	$ 593

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation.